DIVIDENDS (Details Narrative) - Vantage Shipbrokers Pte. Ltd ,[Member] - USD ($)			12 Months Ended
	Feb. 22, 2025	Oct. 03, 2023	Mar. 31, 2025	Mar. 31, 2024	Apr. 23, 2024
Dividend paid	$ 4,474,273	$ 218,784		$ 354,930
Controlling shareholders dividends			$ 774,720	$ 136,146
Dividend payable			$ 11,849,995		$ 6,950,392